EQUITY - Earnings per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
EQUITY
Net income for the year attributable to shareholders:	R$ 4,608,790	R$ 4,085,242	R$ 3,420,249
Weighted average number of outstanding shares for the year	1,688,694	1,688,694,000	1,491,131,000
Common shares
EQUITY
Net income for the year attributable to shareholders:	R$ 1,457,288	R$ 1,291,743	R$ 1,083,911
Weighted average number of outstanding shares for the year	569,354,000	569,354,000	503,842,000
Basic and diluted earnings per share	R$ 2.56	R$ 2.27	R$ 2.15
Preferred shares
EQUITY
Net income for the year attributable to shareholders:	R$ 3,151,502	R$ 2,793,499	R$ 2,336,338
Weighted average number of outstanding shares for the year	1,119,340,000	1,119,340,000	987,289,000
Basic and diluted earnings per share	R$ 2.82	R$ 2.50	R$ 2.37